Intangible Assets, Net - Schedule of Aggregate Intangible Asset Amortization Expense (Details)	Mar. 31, 2026 USD ($)
Schedule of Aggregate Intangible Asset Amortization Expense [Abstract]
2027	$ 2,038,383
2028	1,633,330
2029	1,589,608
2030	1,526,227
2031	1,526,227
Over 5 years	2,723,953
Intangible Asset Amortization Expense	$ 11,037,728